Acquisitions (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended			1 Months Ended			4 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Aug. 31, 2011 P&C segment USD ($)	Aug. 31, 2011 P&C segment CNY	Dec. 31, 2011 Huajie P&C segment CNY	Dec. 31, 2011 Huajie P&C segment CNY	Dec. 31, 2010 Huajie P&C segment CNY	Aug. 31, 2011 Huajie P&C segment CNY	Aug. 31, 2011 Huajie P&C segment Customer relationship CNY	Aug. 31, 2011 Huajie P&C segment Non-compete agreement CNY	Aug. 31, 2011 Huajie P&C segment Agency agreement CNY	Dec. 31, 2011 Zhongxin P&C segment CNY	Dec. 31, 2011 Zhongxin P&C segment CNY	Dec. 31, 2010 Zhongxin P&C segment CNY	Aug. 31, 2011 Zhongxin P&C segment CNY	Aug. 31, 2011 Zhongxin P&C segment Customer relationship CNY	Aug. 31, 2011 Zhongxin P&C segment Non-compete agreement CNY	Aug. 31, 2011 Zhongxin P&C segment Agency agreement CNY
Acquisitions
Equity interests after additional acquisition (as a percent)							100.00%							100.00%
Cash consideration							25,000							50,000
Fair value of contingent arrangements							0							0
Estimated fair value for major classes of assets acquired and liabilities assumed
Net tangible assets acquired							55							888
Intangible assets							4,840							5,389
Goodwill			41,274				21,204							20,070
Deferred tax assets							111
Deferred tax liabilities							(1,210)							(1,347)
Total consideration							25,000							25,000
Goodwill, expected to be deductible for income tax purposes, recognized		0
Acquired intangible assets
Useful life								5 years 3 months 18 days	3 years	5 years 3 months 18 days					5 years 3 months 18 days	3 years	5 years 3 months 18 days
Weighed average amortization period of intangible asset acquired	4 years 8 months 12 days
Fair Value Acquired							4,840	2,860	1,460	520				5,389	3,490	1,379	520
Unaudited pro forma information
Pro forma net revenues					1,522,665	1,239,194						1,524,763	1,241,235
Pro forma income (loss) from operations					(749,337)	393,008						(749,143)	393,293
Pro forma net income (loss)					(299,904)	421,072						(299,579)	421,381
Pro forma net income (loss) per share					(0.30)	0.44						(0.30)	0.44
Net revenue included in the Group's consolidated income statement				5,364							8,046
Earnings included in the Group's consolidated income statement				365							465